UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2009
DATE OF REPORTING PERIOD: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

Calamos Convertible Opportunities and Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (75.7%)
		Consumer Discretionary (15.2%)
3,463,000		Asbury Automotive Group, Inc. 7.625%, 03/15/17	$2,718,455
1,979,000		Brinker International, Inc. 5.750%, 06/01/14	1,830,593
2,969,000		Cooper Tire & Rubber Company∧ 8.000%, 12/15/19	2,508,805
524,000		DIRECTV Financing Company, Inc. 8.375%, 03/15/13	537,755
5,220,000		DISH Network Corp. 7.125%, 02/01/16	5,089,500
9,401,000		Expedia, Inc. 7.456%, 08/15/18	9,401,000
3,463,000		GameStop Corp. 8.000%, 10/01/12	3,532,260
		General Motors Corp.**
8,906,000		7.200%, 01/15/11	1,335,900
1,484,000		7.125%, 07/15/13	218,890
8,411,000		Goodyear Tire & Rubber Company 7.000%, 03/15/28	7,023,185
5,690,000		Hanesbrands, Inc.‡ 4.593%, 12/15/14	4,836,500
3,958,000		Hasbro, Inc.µ 6.600%, 07/15/28	3,433,905
1,118,000		Interpublic Group of Companies, Inc.*~ 10.000%, 07/15/17	1,173,900
2,731,000		Jarden Corp.∧ 7.500%, 05/01/17	2,635,415
2,743,000		Kellwood Company 7.625%, 10/15/17	912,048
2,969,000		Liberty Media Corp. 8.250%, 02/01/30	2,152,525
4,453,000		MGM Mirage∧ 8.375%, 02/01/11	3,695,990
4,948,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	5,009,850
		Royal Caribbean Cruises, Ltd.
4,948,000		7.500%, 10/15/27	3,438,860
990,000		7.250%, 06/15/16	821,700
990,000		7.000%, 06/15/13	891,000
		Service Corp. International
6,927,000		7.500%, 04/01/27µ	5,628,187
1,979,000		7.625%, 10/01/18	1,904,787
990,000		Sotheby’s Holdings, Inc.µ 7.750%, 06/15/15	801,900
990,000		Speedway Motorsports, Inc.* 8.750%, 06/01/16	1,017,225
12,567,000		Vail Resorts, Inc.µ 6.750%, 02/15/14	12,064,320
4,948,000		Warnaco Group, Inc. 8.875%, 06/15/13	5,096,440
990,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	1,198,966

			90,909,861

		Consumer Staples (8.1%)
4,948,000		Chattem, Inc. 7.000%, 03/01/14	4,861,410
4,453,000		Chiquita Brands International, Inc.∧ 8.875%, 12/01/15	4,219,217
		Constellation Brands, Inc.
1,979,000		7.250%, 09/01/16	1,949,315
1,979,000		7.250%, 05/15/17	1,944,368
5,146,000		Del Monte Foods Company 8.625%, 12/15/12	5,274,650
3,463,000		NBTY, Inc. 7.125%, 10/01/15	3,341,795
		Pilgrim’s Pride Corp.**
6,482,000		8.375%, 05/01/17	5,412,470
1,682,000		7.625%, 05/01/15	1,560,055
		Reynolds American, Inc.µ
5,443,000		7.300%, 07/15/15	5,563,040
2,969,000		7.625%, 06/01/16	3,087,534
2,969,000		7.250%, 06/15/37	2,769,795
9,896,000		Smithfield Foods, Inc.µ 7.750%, 05/15/13	8,461,080

			48,444,729

		Energy (14.0%)
742,000		Arch Coal, Inc.* 8.750%, 08/01/16	753,130
6,877,000		Arch Western Finance, LLCµ 6.750%, 07/01/13	6,705,075
3,627,000		Bristow Group, Inc. 7.500%, 09/15/17	3,409,380
		Chesapeake Energy Corp.
8,906,000		7.500%, 06/15/14	8,839,205
2,741,000		6.875%, 11/15/20	2,439,490
1,979,000		Complete Production Services, Inc. 8.000%, 12/15/16	1,701,940
2,969,000		Comstock Resources, Inc. 6.875%, 03/01/12	2,924,465
2,969,000		Forest Oil Corp. 8.000%, 12/15/11	3,043,225
4,146,000		Frontier Oil Corp. 8.500%, 09/15/16	4,260,015
2,969,000		GulfMark Offshore, Inc. 7.750%, 07/15/14	2,790,860
7,521,000		Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	6,956,925
2,474,000		Hornbeck Offshore Services, Inc. 6.125%, 12/01/14	2,313,190
2,969,000		Mariner Energy, Inc. 11.750%, 06/30/16	3,117,450
5,541,000		Petrohawk Energy Corp. 7.125%, 04/01/12	5,471,738

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

3,958,000		Pride International, Inc.µ 8.500%, 06/15/19	$4,254,850
		Range Resources Corp.
1,846,000		7.375%, 07/15/13	1,846,000
1,801,000		8.000%, 05/15/19	1,841,523
6,432,000		Superior Energy Services, Inc.µ 6.875%, 06/01/14	6,110,400
2,697,000		Valero Energy Corp.µ 7.500%, 06/15/15	2,769,320
		Williams Companies, Inc.
9,896,000		7.750%, 06/15/31	10,070,961
1,979,000		7.500%, 01/15/31	1,984,248

			83,603,390

		Financials (5.9%)
		Ford Motor Credit Company, LLC
5,937,000		8.625%, 11/01/10	5,842,263
4,948,000		9.875%, 08/10/11	4,904,918
		Leucadia National Corp.
5,908,000		8.125%, 09/15/15	5,715,990
2,969,000		7.000%, 08/15/13	2,857,663
5,443,000		Nuveen Investments, Inc.* 10.500%, 11/15/15	3,891,745
1,682,000		Omega Healthcare Investors, Inc. 7.000%, 04/01/14	1,593,695
2,487,000		Senior Housing Properties Trustµ 7.875%, 04/15/15	2,312,910
9,896,000		SLM Corp.~ 8.450%, 06/15/18	7,928,170

			35,047,354

		Health Care (0.6%)
		Bio-Rad Laboratories, Inc.
1,979,000		8.000%, 09/15/16*	2,028,475
1,682,000		7.500%, 08/15/13	1,715,640

			3,744,115

		Industrials (5.5%)
2,969,000		BE Aerospace, Inc. 8.500%, 07/01/18	2,961,578
		Belden, Inc.
3,711,000		7.000%, 03/15/17	3,284,235
990,000		9.250%, 06/15/19*	990,000
990,000		Cummins, Inc.µ 7.125%, 03/01/28	794,173
1,890,000		Deluxe Corp.µ 7.375%, 06/01/15	1,634,850
2,969,000		Gardner Denver, Inc. 8.000%, 05/01/13	2,709,213
1,583,000		H&E Equipment Service, Inc. 8.375%, 07/15/16	1,337,635
2,474,000		Interline Brands, Inc. 8.125%, 06/15/14	2,480,185
1,979,000		Kansas City Southern 13.000%, 12/15/13	2,226,375
2,415,000		SPX Corp. 7.625%, 12/15/14	2,415,000
6,927,000		Terex Corp.µ 7.375%, 01/15/14	6,632,602
2,969,000		Trinity Industries, Inc. 6.500%, 03/15/14	2,686,945
3,439,000		Wesco Distribution, Inc. 7.500%, 10/15/17	2,768,395

			32,921,186

		Information Technology (10.5%)
3,194,000		Agilent Technologies, Inc.µ 6.500%, 11/01/17	2,921,913
		Amkor Technology, Inc.
7,422,000		9.250%, 06/01/16	7,607,550
2,830,000		7.750%, 05/15/13	2,759,250
		Anixter International, Inc.
3,463,000		10.000%, 03/15/14	3,601,520
1,385,000		5.950%, 03/01/15	1,218,800
3,492,000		Flextronics International, Ltd. 6.500%, 05/15/13	3,369,780
4,502,000		Freescale Semiconductor, Inc.∧ 8.875%, 12/15/14	3,038,850
		Jabil Circuit, Inc.
5,443,000		8.250%, 03/15/18	5,361,355
990,000		7.750%, 07/15/16≠	977,625
3,592,000		Lender Processing Services, Inc. 8.125%, 07/01/16	3,645,880
2,474,000		Lexmark International, Inc.µ 6.650%, 06/01/18	2,276,117
1,484,000		Motorola, Inc. 8.000%, 11/01/11	1,567,223
3,463,000		Seagate Technology 6.800%, 10/01/16	3,272,535
5,987,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	6,136,675
		Xerox Corp.
9,401,000		8.000%, 02/01/27µ	7,905,019
6,927,000		7.625%, 06/15/13~	7,216,271

			62,876,363

		Materials (9.7%)
1,237,000		Allegheny Technologies, Inc. 9.375%, 06/01/19	1,357,582
1,979,000		Anglo American, PLCµ* 9.375%, 04/08/14	2,218,603
861,000		Ashland, Inc.* 9.125%, 06/01/17	910,508
1,773,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	1,152,450
2,533,000		Greif, Inc.* 7.750%, 08/01/19	2,526,667
		Ineos Group Holdings, PLC*
4,750,000	EUR	7.875%, 02/15/16	3,114,279
990,000		8.500%, 02/15/16	410,850

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

4,948,000		Mosaic Companyµ* 7.625%, 12/01/16	$5,274,692
		Nalco Holding Company
2,741,000		8.250%, 05/15/17*	2,864,345
1,979,000	EUR	9.000%, 11/15/13	2,891,184
3,958,000		Neenah Paper, Inc. 7.375%, 11/15/14	2,790,390
7,916,000		Sealed Air Corp.µ* 6.875%, 07/15/33	7,022,102
3,622,000		Silgan Holdings, Inc.* 7.250%, 08/15/16	3,640,110
1,979,000		Southern Copper Corp.µ 7.500%, 07/27/35	1,887,867
2,652,000		Steel Dynamics, Inc.* 7.750%, 04/15/16	2,638,740
7,743,000		Terra Industries, Inc. 7.000%, 02/01/17	7,278,420
1,979,000		Texas Industries, Inc. 7.250%, 07/15/13	1,830,575
		Union Carbide Corp.µ
3,958,000		7.500%, 06/01/25	2,948,294
3,068,000		7.875%, 04/01/23	2,354,245
3,167,000		Westlake Chemical Corp. 6.625%, 01/15/16	2,929,475

			58,041,378

		Telecommunication Services (5.5%)
4,661,000		CenturyTel, Inc.µ 6.875%, 01/15/28	3,948,035
6,036,000		Frontier Communications Corp. 9.000%, 08/15/31	5,583,300
5,937,000		Leap Wireless International, Inc. 9.375%, 11/01/14	6,055,740
5,937,000		Qwest Communications International, Inc. 7.750%, 02/15/31	4,601,175
9,896,000		Sprint Nextel Corp.µ 7.375%, 08/01/15	8,931,140
3,958,000		Syniverse Technologies, Inc.µ 7.750%, 08/15/13	3,621,570

			32,740,960

		Utilities (0.7%)
5,443,000		Energy Future Holdings Corp.∧ 10.250%, 11/01/15	4,299,970

		TOTAL CORPORATE BONDS (Cost $493,815,733)	452,629,306

CONVERTIBLE BONDS (24.6%)
		Consumer Discretionary (2.4%)
		Interpublic Group of Companies, Inc.
4,000,000		4.750%, 03/15/23	3,615,000
1,000,000		4.250%, 03/15/23	908,750
10,000,000		Liberty Media Corp. (Time Warner, Inc., Time Warner Cable)µΔ 3.125%, 03/30/23	8,787,500
1,870,000		Liberty Media Corp. (Viacom, CBS Corp. - Series B)Δ 3.250%, 03/15/31	785,400

			14,096,650

		Energy (1.7%)
1,350,000		Bristow Group, Inc. 3.000%, 06/15/38	1,100,250
8,500,000		Chesapeake Energy Corp. 2.250%, 12/15/38	5,408,125
400,000		Petrobank Energy and Resources, Ltd.* 5.125%, 07/10/15	425,000
1,400,000		Petroplus Holdings, AG 3.375%, 03/26/13	1,251,685
2,000,000		St. Mary Land & Exploration Company 3.500%, 04/01/27	1,772,500

			9,957,560

		Financials (0.9%)
		Health Care REIT, Inc.µ
4,270,000		4.750%, 07/15/27	4,403,438
1,000,000		4.750%, 12/01/26	1,046,250

			5,449,688

		Health Care (5.3%)
8,500,000		Cubist Pharmaceuticals, Inc.µ 2.250%, 06/15/13	7,745,625
16,000,000		Life Technologies Corp. 3.250%, 06/15/25	18,000,000
5,500,000		Millipore Corp. 3.750%, 06/01/26	5,658,125

			31,403,750

		Industrials (3.6%)
4,500,000		Energy Conversion Devices, Inc.µ 3.000%, 06/15/13	2,947,500
10,500,000		L-3 Communications Holdings, Inc.µ 3.000%, 08/01/35	10,578,750
1,445,000		Quanta Services, Inc.µ 3.750%, 04/30/26	1,688,844
10,500,000		Trinity Industries, Inc. 3.875%, 06/01/36	6,286,875

			21,501,969

		Information Technology (9.3%)
1,160,000		ADC Telecommunications, Inc. 3.500%, 07/15/15	810,550
3,000,000		Blackboard, Inc. 3.250%, 07/01/27	2,891,250
5,500,000		Euronet Worldwide, Inc.µ 3.500%, 10/15/25	4,991,250
7,000,000		Informatica Corp.µ 3.000%, 03/15/26	7,761,250
23,250,000		Intel Corp.∧µ 2.950%, 12/15/35	20,401,875

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

16,500,000		Linear Technology Corp. 3.000%, 05/01/27	$15,180,000
4,000,000		ON Semiconductor Corp.µ 2.625%, 12/15/26	3,800,000

			55,836,175

		Materials (1.4%)
1,500,000		Anglo American, PLC 4.000%, 05/07/14	2,119,500
5,510,000		Newmont Mining Corp.µ 3.000%, 02/15/12	6,398,487

			8,517,987

		TOTAL CONVERTIBLE BONDS (Cost $161,930,727)	146,763,779

SYNTHETIC CONVERTIBLE SECURITIES (1.0%)
Corporate Bonds (0.9%)
		Consumer Discretionary (0.2%)
37,000		Asbury Automotive Group, Inc. 7.625%, 03/15/17	29,045
21,000		Brinker International, Inc. 5.750%, 06/01/14	19,425
31,000		Cooper Tire & Rubber Company∧ 8.000%, 12/15/19	26,195
6,000		DIRECTV Financing Company, Inc. 8.375%, 03/15/13	6,158
55,000		DISH Network Corp. 7.125%, 02/01/16	53,625
99,000		Expedia, Inc. 7.456%, 08/15/18	99,000
37,000		GameStop Corp. 8.000%, 10/01/12	37,740
		General Motors Corp.**
94,000		7.200%, 01/15/11	14,100
16,000		7.125%, 07/15/13	2,360
89,000		Goodyear Tire & Rubber Company 7.000%, 03/15/28	74,315
60,000		Hanesbrands, Inc.‡ 4.593%, 12/15/14	51,000
42,000		Hasbro, Inc.µ 6.600%, 07/15/28	36,439
12,000		Interpublic Group of Companies, Inc.*~ 10.000%, 07/15/17	12,600
29,000		Jarden Corp.∧ 7.500%, 05/01/17	27,985
29,000		Kellwood Company 7.625%, 10/15/17	9,642
31,000		Liberty Media Corp. 8.250%, 02/01/30	22,475
47,000		MGM Mirage∧ 8.375%, 02/01/11	39,010
52,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	52,650
		Royal Caribbean Cruises, Ltd.
52,000		7.500%, 10/15/27	36,140
10,000		7.250%, 06/15/16	8,300
10,000		7.000%, 06/15/13	9,000
		Service Corp. International
73,000		7.500%, 04/01/27µ	59,312
21,000		7.625%, 10/01/18	20,212
10,000		Sotheby’s Holdings, Inc.µ 7.750%, 06/15/15	8,100
10,000		Speedway Motorsports, Inc.* 8.750%, 06/01/16	10,275
133,000		Vail Resorts, Inc.µ 6.750%, 02/15/14	127,680
52,000		Warnaco Group, Inc. 8.875%, 06/15/13	53,560
10,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	12,111

			958,454

		Consumer Staples (0.1%)
52,000		Chattem, Inc. 7.000%, 03/01/14	51,090
47,000		Chiquita Brands International, Inc.∧ 8.875%, 12/01/15	44,532
		Constellation Brands, Inc.
21,000		7.250%, 09/01/16	20,685
21,000		7.250%, 05/15/17	20,633
54,000		Del Monte Foods Company 8.625%, 12/15/12	55,350
37,000		NBTY, Inc. 7.125%, 10/01/15	35,705
		Pilgrim’s Pride Corp.**
68,000		8.375%, 05/01/17	56,780
18,000		7.625%, 05/01/15	16,695
		Reynolds American, Inc.µ
57,000		7.300%, 07/15/15	58,257
31,000		7.625%, 06/01/16	32,238
31,000		7.250%, 06/15/37	28,920
104,000		Smithfield Foods, Inc.µ 7.750%, 05/15/13	88,920

			509,805

		Energy (0.1%)
8,000		Arch Coal, Inc.* 8.750%, 08/01/16	8,120
73,000		Arch Western Finance, LLCµ 6.750%, 07/01/13	71,175
38,000		Bristow Group, Inc. 7.500%, 09/15/17	35,720
		Chesapeake Energy Corp.
94,000		7.500%, 06/15/14	93,295
29,000		6.875%, 11/15/20	25,810
21,000		Complete Production Services, Inc. 8.000%, 12/15/16	18,060
31,000		Comstock Resources, Inc. 6.875%, 03/01/12	30,535

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

31,000	Forest Oil Corp. 8.000%, 12/15/11	$31,775
44,000	Frontier Oil Corp. 8.500%, 09/15/16	45,210
31,000	GulfMark Offshore, Inc. 7.750%, 07/15/14	29,140
79,000	Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	73,075
26,000	Hornbeck Offshore Services, Inc. 6.125%, 12/01/14	24,310
31,000	Mariner Energy, Inc. 11.750%, 06/30/16	32,550
59,000	Petrohawk Energy Corp. 7.125%, 04/01/12	58,262
42,000	Pride International, Inc.µ 8.500%, 06/15/19	45,150
	Range Resources Corp.
19,000	8.000%, 05/15/19	19,427
19,000	7.375%, 07/15/13	19,000
68,000	Superior Energy Services, Inc.µ 6.875%, 06/01/14	64,600
28,000	Valero Energy Corp.µ 7.500%, 06/15/15	28,751
	Williams Companies, Inc.
104,000	7.750%, 06/15/31	105,839
21,000	7.500%, 01/15/31	21,056

		880,860

	Financials (0.1%)
	Ford Motor Credit Company, LLC
63,000	8.625%, 11/01/10	61,995
52,000	9.875%, 08/10/11	51,547
	Leucadia National Corp.
62,000	8.125%, 09/15/15	59,985
31,000	7.000%, 08/15/13	29,838
57,000	Nuveen Investments, Inc.* 10.500%, 11/15/15	40,755
18,000	Omega Healthcare Investors, Inc. 7.000%, 04/01/14	17,055
26,000	Senior Housing Properties Trustµ 7.875%, 04/15/15	24,180
104,000	SLM Corp.~ 8.450%, 06/15/18	83,319

		368,674

	Health Care (0.0%)
	Bio-Rad Laboratories, Inc.
21,000	8.000%, 09/15/16*	21,525
18,000	7.500%, 08/15/13	18,360

		39,885

	Industrials (0.1%)
31,000	BE Aerospace, Inc. 8.500%, 07/01/18	30,922
	Belden, Inc.
39,000	7.000%, 03/15/17	34,515
10,000	9.250%, 06/15/19*	10,000
10,000	Cummins, Inc.µ 7.125%, 03/01/28	8,022
20,000	Deluxe Corp.µ 7.375%, 06/01/15	17,300
31,000	Gardner Denver, Inc. 8.000%, 05/01/13	28,288
17,000	H&E Equipment Service, Inc. 8.375%, 07/15/16	14,365
26,000	Interline Brands, Inc. 8.125%, 06/15/14	26,065
21,000	Kansas City Southern 13.000%, 12/15/13	23,625
25,000	SPX Corp. 7.625%, 12/15/14	25,000
73,000	Terex Corp.µ 7.375%, 01/15/14	69,897
31,000	Trinity Industries, Inc. 6.500%, 03/15/14	28,055
36,000	Wesco Distribution, Inc. 7.500%, 10/15/17	28,980

		345,034

	Information Technology (0.1%)
34,000	Agilent Technologies, Inc.µ 6.500%, 11/01/17	31,104
	Amkor Technology, Inc.
78,000	9.250%, 06/01/16	79,950
30,000	7.750%, 05/15/13	29,250
	Anixter International, Inc.
37,000	10.000%, 03/15/14	38,480
15,000	5.950%, 03/01/15	13,200
37,000	Flextronics International, Ltd. 6.500%, 05/15/13	35,705
48,000	Freescale Semiconductor, Inc.∧ 8.875%, 12/15/14	32,400
	Jabil Circuit, Inc.
57,000	8.250%, 03/15/18	56,145
10,000	7.750%, 07/15/16≠	9,875
38,000	Lender Processing Services, Inc. 8.125%, 07/01/16	38,570
26,000	Lexmark International, Inc.µ 6.650%, 06/01/18	23,920
16,000	Motorola, Inc. 8.000%, 11/01/11	16,897
37,000	Seagate Technology 6.800%, 10/01/16	34,965
63,000	SunGard Data Systems, Inc. 9.125%, 08/15/13	64,575
	Xerox Corp.
99,000	8.000%, 02/01/27µ	83,246
73,000	7.625%, 06/15/13~	76,049

		664,331

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Materials (0.1%)
13,000		Allegheny Technologies, Inc. 9.375%, 06/01/19	$14,267
21,000		Anglo American, PLCµ* 9.375%, 04/08/14	23,543
9,000		Ashland, Inc.* 9.125%, 06/01/17	9,518
19,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	12,350
27,000		Greif, Inc.* 7.750%, 08/01/19	26,932
		Ineos Group Holdings, PLC*
50,000	EUR	7.875%, 02/15/16	32,782
10,000		8.500%, 02/15/16	4,150
52,000		Mosaic Companyµ* 7.625%, 12/01/16	55,433
		Nalco Holding Company
29,000		8.250%, 05/15/17*	30,305
21,000	EUR	9.000%, 11/15/13	30,680
42,000		Neenah Paper, Inc. 7.375%, 11/15/14	29,610
84,000		Sealed Air Corp.µ* 6.875%, 07/15/33	74,514
38,000		Silgan Holdings, Inc.* 7.250%, 08/15/16	38,190
21,000		Southern Copper Corp.µ 7.500%, 07/27/35	20,033
28,000		Steel Dynamics, Inc.* 7.750%, 04/15/16	27,860
82,000		Terra Industries, Inc. 7.000%, 02/01/17	77,080
21,000		Texas Industries, Inc. 7.250%, 07/15/13	19,425
		Union Carbide Corp.µ
42,000		7.500%, 06/01/25	31,286
32,000		7.875%, 04/01/23	24,555
33,000		Westlake Chemical Corp. 6.625%, 01/15/16	30,525

			613,038

		Telecommunication Services (0.1%)
49,000		CenturyTel, Inc.µ 6.875%, 01/15/28	41,505
64,000		Frontier Communications Corp. 9.000%, 08/15/31	59,200
63,000		Leap Wireless International, Inc. 9.375%, 11/01/14	64,260
63,000		Qwest Communications International, Inc. 7.750%, 02/15/31	48,825
104,000		Sprint Nextel Corp.µ 7.375%, 08/01/15	93,860
42,000		Syniverse Technologies, Inc.µ 7.750%, 08/15/13	38,430

			346,080

		Utilities (0.0%)
57,000		Energy Future Holdings Corp.∧ 10.250%, 11/01/15	45,030

		TOTAL CORPORATE BONDS	4,771,191

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.1%)#
		Consumer Discretionary (0.0%)
		Nike, Inc. - Class B
530		Call, 01/16/10, Strike $60.00	166,950
450		Call, 01/16/10, Strike $70.00	36,000

			202,950

		Consumer Staples (0.0%)
1,070		Sysco Corp. Call, 01/16/10, Strike $30.00	10,700
825		Walgreen Company Call, 01/16/10, Strike $32.50	119,625

			130,325

		Health Care (0.0%)
550		Gilead Sciences, Inc. Call, 01/16/10, Strike $55.00	88,000

		Information Technology (0.1%)
65		Apple, Inc. Call, 01/16/10, Strike $170.00	81,738
		QUALCOMM, Inc.
500		Call, 01/16/10, Strike $45.00	237,500
415		Call, 01/16/10, Strike $50.00	102,712

			421,950

		TOTAL PURCHASED OPTIONS	843,225

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $9,060,062)	5,614,416

PRINCIPAL
AMOUNT			VALUE

U.S. GOVERNMENT SECURITY (0.2%)
1,000,000		United States Treasury Note 3.375%, 09/15/09 (Cost $1,003,874)	1,003,946

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (19.6%)
		Consumer Discretionary (0.8%)
6,750		Stanley Worksµ‡ 5.125%	4,870,125

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Consumer Staples (2.9%)
295,000		Archer Daniels Midland Companyµ 6.250%	$11,637,750
		Bunge, Ltd.
22,000		4.875%	2,024,000
5,500		5.125%	3,760,625

			17,422,375

		Financials (4.1%)
185,000		Affiliated Managers Group, Inc. 5.150%	5,180,000
140,000		American International Group, Inc. 8.500%	1,120,000
15,500		Bank of America Corp.µ 7.250%	13,020,000
55,000		Reinsurance Group of America, Inc.µ 5.750%	3,039,850
2,500		Wells Fargo & Company 7.500%	2,099,900

			24,459,750

		Health Care (5.7%)
4,000		Mylan, Inc. 6.500%	3,528,000
132,000		Schering-Plough Corp. 6.000%	30,787,680

			34,315,680

		Materials (6.1%)
200,000		Freeport-McMoRan Copper & Gold, Inc. 6.750%	18,448,000
1,400	CHF	Givaudan, SA 5.375%	8,736,498
220,000		Vale Capital, Ltd. (Companhia Vale do Rio Doce)Δ 5.500%	9,094,800

			36,279,298

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $153,251,275)	117,347,228

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (4.1%)*
		Energy (3.5%)
97,000		Barclays Capital, Inc. (Noble Corp.) 12.000% 01/29/10	3,513,340
56,500		BNP Paribas (Devon Energy Corp.) 12.000% 06/17/10	3,462,320
88,000		BNP Paribas (ENSCO International, Inc.) 12.000% 01/29/10	3,453,120
55,000		Credit Suisse Group (Noble Energy, Inc.) 12.000% 06/18/10	3,488,650
122,000		Goldman Sachs Group, Inc. (Cameron International Corp.) 12.000% 02/16/10	3,786,880
152,000		Goldman Sachs Group, Inc. (Halliburton Company) 12.000% 12/23/09	3,424,560

			21,128,870

		Health Care (0.6%)
100,000		Deutsche Bank, AG (Medtronic, Inc.) 11.000% 05/27/10	3,475,000

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $25,061,894)	24,603,870

NUMBER OF
SHARES			VALUE

COMMON STOCKS (3.5%)
		Financials (2.7%)
3,959,685		Citigroup, Inc.µ	12,552,201
107,700		MetLife, Inc.	3,656,415

			16,208,616

		Industrials (0.8%)
175,608		Avery Dennison Corp.µ	4,694,002

		TOTAL COMMON STOCKS (Cost $27,443,785)	20,902,618

SHORT-TERM INVESTMENT (2.3%)
14,032,423		Fidelity Prime Money Market Fund - Institutional Class (Cost $14,032,423)	14,032,423

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (3.3%)
19,773,000		Goldman Sachs Financial Square Prime Obligations Fund	19,773,000
136,094		Bank of New York Institutional Cash Reserve Series Bπ	21,775

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $19,909,094)	19,794,775

TOTAL INVESTMENTS (134.3%) (Cost $905,508,867)			802,692,361

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.3%)			(19,909,094)

LIABILITIES, LESS OTHER ASSETS (-13.6%)			(81,186,731)

PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS PAYABLE (-17.4%)			(104,006,054)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$597,590,482

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTIONS (-0.9%)#
	Financials (-0.9%)
790	MetLife, Inc. Call, 09/19/09, Strike $25.00	$(726,800)
	SPDR Trust Series 1
1,700	Call, 09/19/09, Strike $95.00	(964,750)
1,200	Call, 12/19/09, Strike $98.00	(753,000)
930	Call, 09/19/09, Strike $90.00	(892,800)
930	Call, 09/19/09, Strike $89.00	(974,175)
750	Call, 09/19/09, Strike $94.00	(478,125)
600	Call, 12/19/09, Strike $101.00	(283,500)
600	Call, 12/19/09, Strike $97.00	(409,500)

	TOTAL WRITTEN OPTIONS (Premium $3,141,164)	(5,482,650)

NOTES TO SCHEDULE OF INVESTMENTS

∧	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for loans aggregating a total value of $247,027,356.
*	144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers (”QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At July 31, 2009, the value of 144A securities that were not subject to mandatory issuer registration obligations is $37,504,693 or 6.3% of net assets.
**	Security is in default. Pilgrim’s Pride Corp. filed for bankruptcy protection on December 1, 2008.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2009.
~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total value of $18,918,810.
≠	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date on the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

INTEREST RATE SWAPS

				Notional	Unrealized
	Fixed Rate	Floating Rate	Termination	Amount	Appreciation/
Counterparty	(Fund Pays)	(Fund Receives)	Date	(USD)	(Depreciation)

BNP Paribas SA	1.865% quarterly	3 month LIBOR	4/14/2012	$55,000,000	$20,795

BNP Paribas SA	2.430% quarterly	3 month LIBOR	4/14/2014	80,000,000	1,167,660

					$1,188,455

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible Opportunities and Income Fund (the ”Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002.

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a most recent last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of fixed income securities consider yield or price of bonds of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2009.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward currency contracts at July 31, 2009.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2009. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows:

Cost basis of investments	$917,119,791

Gross unrealized appreciation	13,655,425
Gross unrealized depreciation	(128,082,855)

Net unrealized appreciation (depreciation)	$(114,427,430)

NOTE 3 – PREFERRED SHARES

There are unlimited shares of Auction Rate Cumulative Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as determined by the board of trustees. The 4,160 shares of Preferred Shares outstanding consist of seven series, 552 shares of M, 552 shares of TU, 553 shares of W, 553 shares of TH, 650 shares of W28, 650 shares of TH7, and 650 shares of F7. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

NOTE 4 – BORROWINGS

On May 13, 2008, the Fund entered into a Revolving Credit and Security Agreement with conduit lenders and a bank that allowed it to borrow up to an initial limit of $336.6 million. Borrowings under the Revolving Credit and Security Agreement were secured by assets of the Fund. Interest was charged at a rate above the conduits’ commercial paper issuance rate and was payable monthly. Under the Revolving Credit and Security Agreement, the Fund also paid a program fee on its outstanding borrowings to administer the facility and a liquidity fee on the total borrowing limit.

On April 30, 2009, the Fund entered into a Committed Facility Agreement (the Agreement) with BNP Paribas Prime Brokerage, Inc. that allows the Fund to borrow up to an initial limit of $300,000,000. The Agreement with BNP Paribas Prime Brokerage replaced the existing Revolving Credit and Security Agreement and an initial draw-down of $89,000,000 under the Agreement was utilized to pay off outstanding indebtedness under the Revolving Credit and Security Agreement in their entirety.

Borrowings under the Agreement are secured by assets of the Fund. Interest is charged at a quarterly LIBOR (London Inter-bank Offered Rate) plus .95% on the amount borrowed and .85% on the undrawn balance. The Fund also paid a one-time Arrangement fee of .25% of the total borrowing limit. For the period ended July 31, 2009, the average borrowings under the Agreement and the average interest rate were $92,663,004 and 1.71% respectively. As of July 31, 2009, the amount of such outstanding borrowings is $89,000,000. The interest rate applicable to the borrowings on July 31, 2009 was 1.43%.

BNP Paribas Prime Brokerage, Inc (“BNP”) has the ability to reregister the collateral in its own name or in another name other than the Fund to pledge, re-pledge, sell, lend or otherwise transfer or use the collateral (“Hypothecated Securities”) with all attendant rights of ownership. The Fund can recall any Hypothecated Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the fund no later than three business days after such request. If the Fund recalls a Hypothecated Security in connection with a sales transaction and BNP fails to return the Hypothecated Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Hypothecated Securities or equivalent securities to the executing broker for the sales transaction and for any buy-in costs that the executing broker may impose with respect to the failure to deliver. In such instance, the Fund shall also have the right to apply and set off an amount equal to one hundred percent (100%) of the then-current fair market value of such hypothecated securities against any amounts owed to BNP under the Committed Facility Agreement.

NOTE 5 – INTEREST RATE SWAPS

The Fund may engage in interest rate swaps primarily to manage duration and yield curve risk, or as alternatives to direct investments. An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. Three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). In the case of a coupon swap, the Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

NOTE 6 – SECURITIES LENDING

The Fund may loan one or more of its securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. Upon receipt of cash or cash equivalent collateral, the Fund’s securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Fund will record unrealized depreciation equal to the decline in value of the invested collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call a loan and obtain the securities loaned at any time. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its right thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Fund’s security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Fund lends securities. At July 31, 2009, the Fund held securities valued at $19,488,770 on loan to broker-dealers and banks and held $19,909,094 in cash or cash equivalent collateral.

On September 15th, 2008, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom, and Japan. The Bank of New York Institutional Cash Reserve Fund (“BNY Institutional Cash Reserve Fund”), an investment vehicle utilized by the Fund for securities lending collateral investment, had exposure to LBHI debt. The BNY Institutional Cash Reserve Fund subsequently distributed Series B shares of the BNY Institutional Cash Reserve Fund to investors with positions as of September 15, 2008. The Series B shares were allocated based upon the LBHI exposure and the respective investment in the BNY Institutional Cash Reserve Fund. Series B holdings consist entirely of BNY Institutional Cash Reserve Fund LBHI debt. The Fund’s holdings of the Series B shares are disclosed on the Schedule of Investments.

NOTE 7 – SYNTHETIC CONVERTIBLE INSTRUMENTS

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 8 – WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 9 – STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

NOTE 10 – VALUATIONS

Effective November 1, 2008, the Fund has adopted the provisions of the Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 holdings use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

•	Level 2 holdings reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, etc.).

•	Level 3 holdings are valued using unobservable inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value).

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Value of	Other
	Investment	Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices
Common Stocks	$20,902,618	$—
Convertible Preferred Stocks	92,775,980	—
Synthetic Convertible Securities (Purchased Options)	843,225	—
U.S. Government and Agency Securities	1,003,946	—
Written Options	—	(5,482,650)
Short Term Investments	33,805,423	—
Level 2 – Other significant observable inputs
Convertible Bonds	146,763,779	—
Corporate Bonds	452,629,306	—
Convertible Preferred Stocks	24,571,248	—
Synthetic Convertible Securities (Corporate Bonds)	4,771,191	—
Structured Equity-Linked Securities	24,603,870	—
Short Term Investments	21,775	—
Interest Rate Swaps	—	1,188,455

Total	$802,692,361	$(4,294,195)

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Convertible Opportunities and Income Fund

By: Name:	/s/ John P. Calamos, Sr. John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 24, 2009
               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Convertible Opportunities and Income Fund

By: Name:	/s/ John P. Calamos, Sr. John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 24, 2009

By: Name:	/s/ Nimish S. Bhatt Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 24, 2009